Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents (Note 4)	$ 53,332,496	$ 57,415,350
Marketable securities (Note 5)	126,982	83,575
Income tax receivable (Note 10)	8,682,839	8,682,839
Prepaid expense and other	1,146,308	573,411
Total current assets	63,288,625	66,755,175
Property, plant and equipment, net (Note 6)	2,372,175	2,514,552
Right of use asset	120,612	165,576
Total assets	65,781,412	69,435,303
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	522,895	780,925
Lease liability	96,619	92,819
Contingent value rights (Note 3)	60,242	60,242
Total current liabilities	679,756	933,986
Lease liability	27,819	77,093
Total liabilities	$ 707,575	1,011,079
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	21,468,596	21,409,668
Accumulated deficit	(279,699,813)	(276,080,463)
Total shareholders' equity	65,073,837	68,424,224
Total liabilities and shareholders' equity	$ 65,781,412	$ 69,435,303